Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 31,979	$ 32,903	$ 31,643
Bank owned life insurance	834	474	360
Other	5,266	5,459	4,977
Total	12,217	12,479	10,737
Service Charges on Deposit Accounts
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	11,870	12,361	12,288
Overdraft fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	9,061	9,686	10,090
Overdraft fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	451	513	572
Account service charges | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	2,358	2,162	1,626
Other Deposit Related Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	2,849	3,090	2,502
ATM fees | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,601	1,636	1,186
ATM fees | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	49	47	29
Other | Retail
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	772	993	972
Other | Business
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	427	414	315
Interchange Income
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	13,992	13,996	13,955
Investment and Insurance Commissions
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	3,268	3,456	2,898
Asset management revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	1,847	1,861	1,781
Transaction based revenue
Disaggregation of Revenue [Abstract]
Revenue from contracts with customers	$ 1,421	$ 1,595	$ 1,117